Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Shares Subject to Redemption [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Weighted-average common shares outstanding, diluted	1,252,372	5,733,920	2,789,393	5,463,799
Diluted net income (loss) per share	$ (0.01)	$ (0.13)	$ 0.15	$ 0.06
Non-redeemable Common Shares [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Weighted-average common shares outstanding, diluted	1,728,078	1,728,078	1,447,964	1,728,078
Diluted net income (loss) per share	$ (0.26)	$ (0.32)	$ 0.49	$ 0.25